Accounts receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable – billed	$ 223	$ 213
Accounts receivable – unbilled	201	175
Other receivables	5	28
Billed and unbilled trade receivables and other receivables	429	416
Allowance for doubtful accounts	(1)	(2)	$ (5)
Total	$ 428	$ 414